INCOME TAXES - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of Federal income tax benefits	2.60%	3.40%	4.20%
Qualified production income deduction	(2.90%)	(3.80%)	(4.40%)
Business realignment and impairment charges and gain on sale of trademark licensing rights	4.30%	0.40%	10.80%
Foreign rate differences	(4.30%)	3.60%	2.20%
Historic and solar tax credits	(4.80%)	(3.30%)	(3.30%)
U.S. tax reform	2.90%	0.00%	0.00%
Other, net	(0.90%)	(0.80%)	(1.40%)
Effective income tax rate	31.90%	34.50%	43.10%